Convertible Debentures	12 Months Ended
Dec. 31, 2011
Convertible Debentures
10.	Convertible Debentures

2011	Series 1A	Series 2A	Series 3	Total
Maturity date	2014 November 30	2016 November 30	2017 June 30
Interest rate	7.50%	6.35%	7.00%
Conversion price per share	$4.08	$6.00	$4.20

Carrying value at December 31, 2010	$59,156	$59,699	$62,905	$181,760
Conversion to shares (Note12), net of costs	(59,449)	(10)	(334)	(59,793)
Amortization and accretion	293	37	—	330

Carrying value at December 31, 2011	$—	$59,726	$62,571	$122,297

Face value at December 31, 2011	$—	$59,957	$62,571	$122,528

2010	Series 1A	Series 2A	Series 3	Total
Maturity date	2014 November 30	2016 November 30	2017 June 30
Interest rate	7.50%	6.35%	7.00%
Conversion price per share	$4.08	$6.00	$4.20

Carrying value at December 31, 2009	$62,686	$59,664	$63,250	$185,600
Conversion to shares (Note 12), net of costs	(4,473)	—	(345)	(4,818)
Amortization and accretion	943	35	—	978

Carrying value at December 31, 2010	$59,156	$59,699	$62,905	$181,760

Face value at December 31, 2010	$62,470	$59,967	$62,905	$185,342

Subsequent to year-end, the remaining principal amount of $59,967 of Series 2A Debentures were redeemed and converted into 10,322,518 shares of APUC (note 12).

The Series 3 debentures are convertible into common shares of APUC at the option of the holder at a conversion price of $4.20 per common share, being a ratio of approximately 238.1 common shares per $1,000 principal amount of debentures. The debentures cannot be redeemed by APUC on or before December 31, 2012. During the period of January 1, 2013 until December 31, 2014, the Series 3 debentures may be redeemed by APUC provided that the weighted-average trading price of the underlying share price on the TSX for the 20 consecutive trading days is equal to or exceeds a price of $5.25 (125% of the conversion price of $4.20). During the period of January 1, 2015 until the Series 3 debentures’ maturity, APUC can redeem the Series 3 debentures for 100% of the face value of the Series 3 Debentures with cash, or for 105% of the face value of the Series 3 debentures with additional shares.